Trade receivables and other customer-related balances (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule for allowance of doubtful accounts

Aging of trade receivables, contract assets, and customer financing-related loan receivables at 31 December
		Past due
EURm	Current	1-30 days	31-180 days	> 180 days	Total
2024
Trade receivables(1)	4 894	163	195	213	5 465
Contract assets	694	—	—	—	694
Customer financing-related loan receivables	70	—	—	—	70
Total gross receivables	5 658	163	195	213	6 229
Expected credit loss allowance	(78)	(9)	(31)	(108)	(226)
Total net receivables	5 580	154	164	105	6 003

2023
Trade receivables(1)	4 404	157	279	430	5 270
Contract assets	1 136	—	—	—	1 136
Customer financing-related loan receivables	207	1	20	88	316
Total gross receivables	5 747	158	299	518	6 722
Expected credit loss allowance(2)	(207)	(8)	(80)	(302)	(597)
Total net receivables	5 540	150	219	216	6 125
(1) Nokia’s payment terms are 89 (104 in 2023) days on average. (2) In 2023, the decrease in the expected credit loss allowance includes EUR 29 million transferred to other provisions.

Disclosure of credit risk exposure	Credit risk exposure by customer and country as % of total trade receivables and contract assets as well as loans and loan commitments to customers:

Customer	2024	2023
Customer 1	7.5%	12.2%
Customer 2	4.9%	3.6%
Customer 3	4.7%	3.4%
Total	17.1%	19.2%

Country	2024	2023
Country 1(1)	21.5%	19.0%
Country 2	10.6%	11.7%
Country 3	5.8%	6.1%
Total	37.9%	36.8%
(1)

Outstanding non-current and current interest-bearing financial investments, cash equivalents and cash classified by credit rating grades ranked in line with S&P Global Ratings categories at 31 December:

			Cash equivalents and interest-bearing financial investments
EURm	Rating(1)	Cash	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years	Total(2)(3)
2024	AAA	—	1 496	—	8	—	—	1 504
	AA+ – AA-	720	727	12	27	6	—	1 492
	A+ – A-	2 004	2 346	380	241	157	102	5 230
	BBB+ – BBB-	48	244	15	63	26	—	396
	Other	117	2	—	—	—	—	119
Total		2 889	4 815	407	339	189	102	8 741

2023	AAA	—	1 443	25	—	—	—	1 468
	AA+ – AA-	1 042	149	74	—	8	—	1 273
	A+ – A-	2 183	1 340	301	255	245	23	4 347
	BBB+ – BBB-	456	242	134	230	227	—	1 289
	Other	133	4	—	—	—	—	137
Total		3 814	3 178	534	485	480	23	8 514
(1)Bank Parent Company ratings are used here for bank groups. Actual bank subsidiary ratings may differ from the Bank Parent Company rating.
(2)Non-current and current interest-bearing financial investments and cash equivalents include bank deposits, structured deposits, investments in money market funds and investments in fixed income instruments.
(3)Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond three months include EUR 306 million
(EUR 332 million in 2023) of instruments that have a call period of less than three months.